FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2021
FAIR VALUE MEASUREMENTS
Schedule of Company's assets that are measured at fair value on a recurring basis

		September 30,
	Level	2021
Assets:
Marketable securities held in Trust Account	1	$207,014,497